GEOGRAPHICAL INFORMATION (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Geographical Information
Loss before income tax related to U.S. operations	$ (15,581)	$ (3,885)	$ (7,973)
Loss before income tax related to foreign operations	(10,844)	(47,622)	(27,571)
Loss before income tax	(26,425)	(51,507)	(35,544)
Net loss related to U.S. operations	(15,553)	(3,857)	(8,024)
Net loss related to foreign operations	(10,090)	(48,124)	(27,268)
Net loss	$ (25,643)	$ (51,981)	$ (35,292)